Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 09, 2021	Nov. 19, 2020	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2020	Jan. 31, 2017
Subsequent Event [Line Items]
Warrants defined as ordinary shares							231,989
Exercise price of warrants per share				$ 2.30769			$ 1.38
Registered Public Offering
Subsequent Event [Line Items]
Issuance of ordinary shares, Shares		34,133,352
Net proceeds after deducting placement agent fees and other offering expense		$ 2.6
Registered Public Offering | American Depository Shares
Subsequent Event [Line Items]
Issuance of ordinary shares, Shares		2,844,446
Shares issued price per share		$ 1.125
Subsequent Event
Subsequent Event [Line Items]
Net proceeds after deducting placement agent fees and other offering expense	$ 4.1
Subsequent Event | Registered Public Offering | American Depository Shares
Subsequent Event [Line Items]
Issuance of ordinary shares, Shares	2,339,000
Shares issued price per share	$ 2.00
Ordinary Shares
Subsequent Event [Line Items]
Issuance of ordinary shares, Shares				191,671,812	16,304,347
Ordinary Shares | Subsequent Event | Registered Public Offering
Subsequent Event [Line Items]
Issuance of ordinary shares, Shares	28,068,000
Development Agreement
Subsequent Event [Line Items]
Warrants defined as ordinary shares						46,153,846
Exercise price of warrants per share						$ 0.13
Development Agreement | MVIL
Subsequent Event [Line Items]
Exercise price of warrants per share						$ 0.13
Development Agreement | MVIL | Subsequent Event
Subsequent Event [Line Items]
Milestone payment received			$ 10.0
Warrant agreement expiration year			3 years
Development Agreement | Ordinary Shares | MVIL | Subsequent Event
Subsequent Event [Line Items]
Warrants defined as ordinary shares			18,750,000
Exercise price of warrants per share			$ 0.16
Percentage of ordinary shares issuable based on milestone funding received			30.00%